March 11, 2010

BNY MELLON FUNDS TRUST
- BNY Mellon Small Cap Stock Fund

Supplement to Prospectus
dated December 31, 2009

The following information supersedes and replaces any contrary information contained in the section of the Trust’s Prospectus entitled “Management”:

Portfolio Managers

Name of Fund	Primary Portfolio Manager
BNY Mellon Small Cap Stock Fund	Stephen A. Mozur

Biographical Information

Stephen A. Mozur, CFA, has been a portfolio manager of BNY Mellon Mid Cap Stock Fund since December 2004, and became the primary portfolio manager of BNY Mellon Mid Cap Stock Fund in March 2009. He also has been the primary portfolio manager of BNY Mellon Small Cap Stock Fund since March 2010. He has been a portfolio manager at Dreyfus since December 2004. Mr. Mozur is also a vice president of The Bank of New York Mellon, which he joined in 2002.

The references concerning Dwight E. Cowden in the section entitled “Management” are deleted because he is no longer the portfolio manager of BNY Mellon Small Cap Stock Fund.

March 11, 2010

BNY MELLON FUNDS TRUST
- BNY Mellon Small Cap Stock Fund

Supplement to Statement of Additional Information
dated December 31, 2009

The following information supersedes and replaces any contrary information contained in the section of the Trust’s Statement of Additional Information entitled “Management Arrangements –Portfolio Management”:

Fund	Portfolio Managers

BNY Mellon Mid Cap Stock Fund	Stephen A. Mozur (John M. Chambers)
BNY Mellon Small Cap Stock Fund	Stephen A. Mozur (John M. Chambers)

The following information supersedes and replaces any contrary information contained in the section of the Trust’s Statement of Additional Information entitled “Management Arrangements –Additional Information About Portfolio Managers”:

     The following table lists the number and types of other accounts advised by the primary portfolio manager indicated below and assets under management in those accounts as of February 28, 2010:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Stephen A. Mozur	1	$1.29 billion	0	$0	153	$141.7 million

     The dollar range of fund shares beneficially owned by the primary portfolio manager indicated below is as follows as of February 28, 2010:

Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned
Stephen A. Mozur	BNY Mellon Small Cap Stock Fund	None

The information pertaining to Dwight E. Cowden contained in the Trust’s Statement of Additional Information is deleted because he is no longer the portfolio manager of BNY Mellon Small Cap Stock Fund and a portfolio manager of BNY Mellon Mid Cap Stock Fund.

The information pertaining to Robert W. Jay contained in the Trust’s Statement of Additional Information is deleted because he is no longer a portfolio manager of BNY Mellon Small Cap Stock Fund.